UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8020 Excelsior Drive, Suite 402
Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)  Annual Report

Plumb Balanced Fund

Investor Shares (PLBBX)

Institutional Shares (PLIBX)

Class A Shares (PLABX)

Plumb Equity Fund

Investor Shares (PLBEX)

Institutional Shares (PLIEX)

Class A Shares (PLAEX)

ANNUAL REPORT

March 31, 2023

www.plumbfunds.com

PLUMB FUNDS

Dear Fellow Shareholders,

We are pleased to present the annual report dated March 31st, 2023, for the Plumb Funds. The year can best be summed up as a tale of two halves.

In March of 2022, the Federal Reserve Bank started its unprecedented program of raising the Federal Funds rate ten times in the ensuing fifteen months from 0.25% to 5.00%. This hike had the effect of causing long-duration assets such as ten-year bonds and growth stocks to be re-evaluated to lower prices. This amplified the pressure on growth stocks going through the digestion period as they overlapped prior year’s outsized pandemic growth. Additionally, the economy was struggling with the concern caused by the emerging Omicron variant.

In early October, it became evident that the economy and, directly for your portfolio, technology stocks were not as impaired as investors feared, and many of your holdings roared back. The Plumb Balanced Fund and the Plumb Equity Fund showed negative performance for its fiscal year. The Plumb Balanced Fund declined 8.34% for the institutional shares (-8.50% for investor shares and -8.51% for A class shares) while the Plumb Equity Fund was off 11%, 11.15% and 11.18%, respectively.

Upon retrospect, the genesis that started our comeback coincided with the world’s fascination with a small company named OpenAI that partnered with Microsoft and launched ChatGPT on November 30th, 2022. The airways always seem to buzz about Artificial Intelligence (AI) and what benefits and threats may come. However, we at the Plumb Funds ultimately see AI as a productivity enhancement tool that will aid the world in fighting global inflation and environmental stewardship.

This Spring, the Federal Reserve’s actions to reduce inflation by increasing interest rates and reducing their balance sheet holdings of mortgage-backed investments caused a significant liquidity crunch for banks with mismatched assets and liabilities, causing three of the four largest bank collapses in U.S. history (non-inflation adjusted). Though the FDIC stepped in and guaranteed all deposits of the failed banks, it did expose the problems of a banking system that does not ensure the safety of significant individual and corporate deposits.

Globally, the war in Ukraine started in February of 2022 and now covered our entire fiscal year. We have noticed many world leaders set themselves up for lifetime appointments which tend to descend rapidly into conflicts and subsequent bloody power vacuums. The ramifications have caused distortions in commodities, such as fertilizer and oil, creating inflation that has been hard to control. Geopolitically it has been interesting as both our competitor, China, and our ally, India, sanctioned Russian oil at a considerable discount, making oil prices act oddly with such a large black market. Since most foreign economies are commodity-driven, we will observe the global economy carefully.

FOR MORE INFORMATION OR TO INVEST visit plumbfunds.com 866.787.7888

PLUMB FUNDS

As we navigate these markets, we focus on companies that are qualitatively riding secular macroeconomic tailwinds coupled with quantitatively free cash flow and earnings growth well above their peers. Essentially, that is the secret sauce of the Plumb Funds— our ability to seamlessly balance a top-down approach with fundamental quantitative discipline.

Thomas G. Plumb

It is not possible to invest directly in an index.

Past performance does not guarantee future results. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

Opinions expressed are those of the author as of March 31, 2023, and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of holdings.

Mutual fund investing involves risk. Principal loss is possible. The fund may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The funds invest in foreign securities which involve greater volatility and political, and economic and currency risks and differences in accounting methods. Because the funds may invest in ETF’s they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates. The investment in these options is not suitable for all investors. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Diversification does not assure a profit nor protect against loss in a declining market.

Plumb Funds are distributed by Quasar Distributors, LLC, distributor.

FOR MORE INFORMATION OR TO INVEST visit plumbfunds.com 866.787.7888

PLUMB FUNDS

Expense Example

March 31, 2023 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees (for Class A Shares); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 – March 31, 2023).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example

March 31, 2023 (Unaudited) (Continued)

Plumb Balanced Fund

	Beginning Account Value	Ending Account Value March 31, 2023	Expenses Paid During the Period
Actual - Investor Shares(1)	$1,000.00	$1,149.10	$6.38
Actual - Institutional Shares(2)	$1,000.00	$1,150.00	$5.31
Actual - Class A Shares(1)	$1,000.00	$1,149.30	$6.38
Hypothetical - Investor Shares(3)	$1,000.00	$1,019.00	$5.99
Hypothetical - Institutional Shares(4)	$1,000.00	$1,020.00	$4.99
Hypothetical - Class A Shares(3)	$1,000.00	$1,019.00	$5.99

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(3)	Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(4)	Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Expense Example

March 31, 2023 (Unaudited) (Continued)

Plumb Equity Fund

	Beginning Account Value	Ending Account Value March 31, 2023	Expenses Paid During the Period
Actual - Investor Shares(1)	$1,000.00	$1,237.10	$6.64
Actual - Institutional Shares(2)	$1,000.00	$1,238.10	$5.52
Actual - Class A Shares(1)	$1,000.00	$1,236.50	$6.64
Hypothetical - Investor Shares(3)	$1,000.00	$1,019.00	$5.99
Hypothetical - Institutional Shares(4)	$1,000.00	$1,020.00	$4.99
Hypothetical - Class A Shares(3)	$1,000.00	$1,019.00	$5.99

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(3)	Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(4)	Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment

from inception of May 24, 2007 to March 31, 2023

Average Annual Rate of Return

Periods ended March 31, 2023

					Since
	1 Year	3 Year	5 Year	10 Year	Inception
Plumb Balanced Fund - Investor Shares	-8.50%	7.18%	4.79%	7.55%	4.93%
Plumb Balanced Fund - Institutional Shares*	-8.34%	7.41%	5.00%	7.77%	5.15%
Plumb Balanced Fund - Class A Shares (w sales charge)**	-13.77%	5.09%	3.55%	6.92%	4.54%
Plumb Balanced Fund - Class A Shares (w/o sales charge)**	-8.51%	7.19%	4.79%	7.55%	4.94%
Bloomberg Intermediate Government/Credit Bond Index	-1.66%	-1.28%	1.40%	1.32%	2.83%
MSCI EAFE Index	-4.08%	10.30%	0.85%	2.26%	-0.44%
S&P 500 Index	-7.73%	18.60%	11.19%	12.24%	8.70%
Blended Benchmark	-4.89%	10.81%	7.01%	7.57%	6.02%

PLUMB FUNDS

Per the fee table in the Fund’s August 1, 2022 prospectus, the Fund’s annual operating expense ratio is, before fee waivers, 1.25%, 1.00%, and 1.26% for Investor, Institutional, and Class A shares, respectively.

*	Performance shown for the Institutional Shares prior to its inception on August 1, 2021 reflects the performance of the Investor Shares adjusted for the Institutional Share’s fees and expenses.

**	Performance shown for the Class A Shares prior to its inception on February 8, 2021 reflects the performance of the Investor Shares adjusted for the Class A Share’s fees and expenses and the Class A Share’s sales charge of 5.75%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Bloomberg Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Bloomberg Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment

from inception of May 24, 2007 to March 31, 2023

Average Annual Rate of Return

Periods ended March 31, 2023

					Since
	1 Year	3 Year	5 Year	10 Year	Inception
Plumb Equity Fund - Investor Shares	-11.15%	9.74%	5.54%	10.63%	6.13%
Plumb Equity Fund - Institutional Shares*	-11.00%	9.96%	5.75%	10.84%	6.34%
Plumb Equity Fund - Class A Shares (w sales charge)**	-16.28%	7.58%	4.29%	9.97%	5.73%
Plumb Equity Fund - Class A Shares (w/o sales charge)**	-11.18%	9.73%	5.53%	10.62%	6.13%
S&P 500 Index	-7.73%	18.60%	11.19%	12.24%	8.70%
MSCI EAFE Index	-4.08%	10.30%	0.85%	2.26%	-0.44%
Blended Benchmark	-7.33%	17.79%	10.15%	11.23%	7.79%

PLUMB FUNDS

*	Performance shown for the Institutional Shares prior to its inception on August 1, 2021 reflects the performance of the Investor Shares adjusted for the Institutional Share’s fees and expenses.

**	Performance shown for the Class A Shares prior to its inception on February 8, 2021 reflects the performance of the Investor Shares adjusted for the Class A Share’s fees and expenses and the Class A Share’s sales charge of 5.75%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund

Investments by Industry Sector as of March 31, 2023

(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund

Investments by Asset Allocation as of March 31, 2023

(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund

Investments by Industry Sector as of March 31, 2023

(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLUMB FUNDS

Plumb Balanced Fund

Schedule of Investments – March 31, 2023

	Shares	Value
COMMON STOCKS — 69.59%
Automobiles & Components — 0.73%
Mobileye Global, Inc. (a)	10,000	$432,700

Banks — 1.19%
Citigroup, Inc.	15,000	703,350

Biotechnology — 2.07%
Merck & Co., Inc.	11,500	1,223,485

Commercial & Professional Services — 4.58%
Copart, Inc. (a)	18,000	1,353,780
VSE Corp.	30,000	1,347,000
		2,700,780
Consumer Discretionary — 3.01%
MercadoLibre, Inc. (a)	1,350	1,779,381

Energy — 7.27%
Exxon Mobil Corp.	13,000	1,425,580
Phillips 66	13,500	1,368,630
Schlumberger NV - ADR (b)	30,500	1,497,550
		4,291,760
Financial Services — 17.77%
American Express Co.	7,500	1,237,125
Charles Schwab Corp.	12,500	654,750
Discover Financial Services	17,500	1,729,700
Mastercard, Inc. - Class A	5,800	2,107,778
Visa, Inc. - Class A	9,000	2,029,140
WEX, Inc. (a)	11,000	2,022,790
Toast, Inc. (a)	40,000	710,000
		10,491,283
Food, Beverage & Tobacco — 2.31%
Constellation Brands, Inc. - Class A	6,047	1,365,956

Health Care Equipment & Services — 1.51%
Intuitive Surgical, Inc. (a)	3,500	894,145

Media & Entertainment — 3.87%
Alphabet, Inc. - Class A (a)	22,000	2,282,060

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund

Schedule of Investments – March 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 8.59%
Advanced Micro Devices, Inc. (a)	10,000	$980,100
Microchip Technology, Inc.	20,000	1,675,600
NVIDIA Corp.	8,700	2,416,599
		5,072,299
Software & Services — 12.57%
Adobe, Inc. (a)	4,600	1,772,702
Autodesk, Inc. (a)	5,500	1,144,880
Microsoft Corp.	9,000	2,594,700
Mitek Systems, Inc. (a)	80,000	767,200
Olo, Inc. (a)	140,000	1,142,400
		7,421,882
Technology Hardware & Equipment — 4.12%
Apple, Inc.	14,750	2,432,275

TOTAL COMMON STOCKS
(Cost $25,231,805)		41,091,356

	Principal
	Amount
CORPORATE BONDS — 30.15%
Banks — 17.84%
Amalgamated Financial Corp
3.25%, (3 Month LIBOR USD + 2.30%) 11/15/2031 (c)	$1,000,000	801,179
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,499,304
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	1,000,000	816,387
Citigroup, Inc.
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	1,000,000	877,500
6.00%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	250,000	248,282
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	500,000	447,573
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%) Perpetual Maturity (c)	2,325,000	2,336,625

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund

Schedule of Investments – March 31, 2023 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Banks (Continued)
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (c)	$1,575,000	$1,490,254
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%) 05/15/2030 (c)	500,000	477,639
Wells Fargo & Co.
4.05%, 08/15/2026	500,000	483,810
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,054,407
		10,532,960
Capital Goods — 2.32%
Boeing Co.
2.95%, 02/01/2030	1,000,000	882,846
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	488,844
		1,371,690
Consumer Services — 2.19%
Expedia Group, Inc.
5.00%, 02/15/2026	1,300,000	1,293,987

Financial Services — 4.93%
Credit Suisse Group AG
6.39%, (3 Month LIBOR USD + 1.24%) 06/12/2024 (b)(c)	500,000	487,612
The Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) Perpertual Maturity (c)	1,500,000	1,428,750
The Goldman Sachs Group, Inc.
6.48%, (3 Month LIBOR USD + 1.70%) 04/05/2026 (c)	1,000,000	993,597
		2,909,959
Health Care Equipment & Services — 1.03%
CVS Pass-Through Trust
6.94%, 01/10/2030	158,965	163,798
HCA, Inc.
3.50%, 09/01/2030	500,000	445,412
		609,210
Insurance — 0.84%
Old Republic International Corp.
4.88%, 10/01/2024	500,000	493,402

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund

Schedule of Investments – March 31, 2023 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Oil & Gas — 0.41%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	$250,000	$242,276

Software & Services — 0.59%
VeriSign, Inc.
4.75%, 07/15/2027	350,000	349,088

TOTAL CORPORATE BONDS
(Cost $19,753,747)		17,802,572

SHORT TERM INVESTMENT — 2.22%	Shares
Money Market Fund — 2.22%
First American Government Obligations Fund - Class X — 4.64% (d)	1,308,543	1,308,543
TOTAL SHORT TERM INVESTMENT
(Cost $1,308,543)		1,308,543

Total Investments (Cost $46,294,095) — 101.96%		60,202,471
Liabilities in Excess of Other Assets — (1.96)%		(1,174,249)
TOTAL NET ASSETS — 100.00%		$59,028,222

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

H15T5Y – 5 Year Treasury Constant Maturity Rate

LIBOR – London Inter-bank Offered Rate

SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Curacao 2.54%, Switzerland 0.83%
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of March 31, 2023.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund

Schedule of Investments – March 31, 2023

	Shares	Value
COMMON STOCKS — 99.69%
Automobiles & Components — 1.92%
Mobileye Global, Inc. (a)	9,000	$389,430

Commercial & Professional Services — 6.63%
Copart, Inc. (a)	11,000	827,310
VSE Corp.	11,500	516,350
		1,343,660
Consumer Discretionary — 5.38%
Amazon.com, Inc. (a)	1,000	103,290
MercadoLibre, Inc. (a)	750	988,545
		1,091,835
Energy — 6.87%
Phillips 66	6,000	608,280
Schlumberger NV - ADR (b)	16,000	785,600
		1,393,880
Financial Services — 27.55%
Toast, Inc. (a)	34,367	610,014
American Express Co.	3,500	577,325
Charles Schwab Corp.	9,037	473,358
Discover Financial Services	5,000	494,200
Fiserv, Inc. (a)	6,000	678,180
Mastercard, Inc. - Class A	2,700	981,207
Visa, Inc. - Class A	4,400	992,024
WEX, Inc. (a)	4,250	781,533
		5,587,841
Food, Beverage & Tobacco — 3.23%
Constellation Brands, Inc. - Class A	2,900	655,081

Health Care Equipment & Services — 3.40%
Intuitive Surgical, Inc. (a)	2,700	689,769

Household & Personal Products — 4.06%
elf Beauty, Inc. (a)	10,000	823,500

Media & Entertainment — 4.60%
Alphabet, Inc. - Class A (a)	9,000	933,570

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund

Schedule of Investments – March 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 13.09%
Advanced Micro Devices, Inc. (a)	6,500	$637,065
Microchip Technology, Inc.	8,500	712,130
NVIDIA Corp.	4,700	1,305,519
		2,654,714
Software & Services — 18.08%
Adobe, Inc. (a)	2,200	847,814
Autodesk, Inc. (a)	4,300	895,088
Microsoft Corp.	3,600	1,037,880
Mitek Systems, Inc. (a)	37,000	354,830
Olo, Inc. (a)	65,000	530,400
		3,666,012
Technology Hardware & Equipment — 4.88%
Apple, Inc.	6,000	989,400
TOTAL COMMON STOCKS
(Cost $12,314,716)		20,218,692

SHORT TERM INVESTMENT — 1.07%
Money Market Fund — 1.07%
First American Government Obligations Fund - Class X — 4.64% (c)	216,300	216,300
TOTAL SHORT TERM INVESTMENT
(Cost $216,300)		216,300

Total Investments (Cost $12,531,016) — 100.76%		20,434,992
Liabilities in Excess of Other Assets — (0.76)%		(153,204)
TOTAL NET ASSETS — 100.00%		$20,281,788

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Curacao 3.87%
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities

March 31, 2023

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$60,202,471	$20,434,992
Dividends and interest receivable	232,706	6,721
Receivable from Adviser	—	12,855
Receivable for fund shares sold	1,734	—
Prepaid assets	41,229	33,131
Total Assets	60,478,140	20,487,699

Liabilities
Payable for fund shares redeemed	8,522	—
Investment payable	1,325,867	129,735
Payable to Adviser (Note 4)	12,257	—
Accrued 12b-1 fees (Note 3)	10,038	1,930
Accrued Directors’ fees	7,545	2,454
Accrued expenses and other liabilities	85,689	71,792
Total Liabilities	1,449,918	205,911
Total Net Assets	$59,028,222	$20,281,788

Net Assets Consist Of:
Paid in capital	$46,481,977	$14,173,795
Total distributable earnings	12,546,245	6,107,993
Total Net Assets	$59,028,222	$20,281,788

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities

March 31, 2023 (Continued)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investor Shares
Net Assets	$39,755,968	$13,736,277
Capital shares outstanding, $0.001 par value (200 million shares issued each)	1,335,545	668,588
Net asset value, offering and redemption price per share	$29.77	$20.55

Institutional Shares
Net Assets	$19,224,393	$6,499,104
Capital shares outstanding, $0.001 par value (200 million shares issued each)	645,976	314,982
Net asset value, offering and redemption price per share	$29.76	$20.63

Class A Shares
Net Assets	$47,861	$46,407
Capital shares outstanding, $0.001 par value (200 million shares issued each)	1,611	2,259
Net asset value, minimum offering and redemption price per share (a)	$29.71	$20.54

Maximum offering price per share ($29.71/0.9425) ($20.54/0.9425) (b)	$31.52	$21.79

* Cost of Investments	$46,294,095	$12,531,016

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations

For the Fiscal Year Ended March 31, 2023

	Plumb Balanced Fund	Plumb Equity Fund
Investment Income:
Dividend income*	$525,016	$141,143
Interest income	925,294	14,313
Total Investment Income	1,450,310	155,456

Expenses:
Investment Advisor’s fee (Note 4)	445,092	133,705
12b-1 fees - Investor shares (Note 3)	112,969	818
12b-1 fees - Class A shares (Note 3)	143	102
Fund administration and accounting fees	123,468	115,779
Transfer agent fees and expenses	135,332	91,354
Registration fees	54,017	49,958
Director fees and expenses	31,103	9,792
Legal fees	20,732	29,070
Audit and tax fees	16,753	16,753
Insurance expense	14,902	4,006
Custody fees	11,122	8,293
Printing and mailing expense	25,914	4,701
Total expenses before Adviser waiver	991,547	464,331
Less: Fees waived/expenses reimbursed by Adviser (Note 4)	(223,149)	(233,469)
Net expenses	768,398	230,862
Net Investment Income (Loss)	681,912	(75,406)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,898,367)	(1,795,983)
Net change in unrealized appreciation (depreciation) on investments	(8,373,628)	(1,249,694)
Net Realized and Unrealized Gain (Loss) on Investments	(10,271,995)	(3,045,677)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,590,083)	$(3,121,083)

*	Net of foreign withholding taxes of $3,528 and $1,134, respectively.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund

Statements of Changes in Net Assets

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Operations:
Net investment income (loss)	$681,912	$202,913
Net realized gain (loss) on investments	(1,898,367)	9,959,962
Net change in unrealized appreciation (depreciation) on investments	(8,373,628)	(11,844,515)
Net increase (decrease) in net assets resulting from operations	(9,590,083)	(1,681,640)

Distributions To Shareholders:
Net distributions - Investor shares	(2,853,992)	(6,226,837)
Net distributions - Institutional shares	(1,526,502)	(3,479,208)
Net distributions - Class A shares	(3,981)	(5,569)
Total distributions to shareholders	(4,384,475)	(9,711,614)

Capital Share Transactions:
Proceeds from shares sold - Investor shares	3,637,929	13,723,072
Proceeds from shares sold - Institutional shares	702,618	19,005,833
Proceeds from shares sold - Class A shares	994	23,857
Shares issued in reinvestment of dividends - Investor shares	2,840,122	6,193,307
Shares issued in reinvestment of dividends - Institutional shares	1,522,228	3,478,904
Shares issued in reinvestment of dividends - Class A shares	3,981	5,569
Cost of shares redeemed - Investor shares	(20,502,820)	(44,390,523)
Cost of shares redeemed - Institutional shares	(12,632,068)	(30,788,251)
Cost of shares redeemed - Class A shares	(14,765)	—
Net increase (decrease) in net assets from capital share transactions	(24,441,781)	(32,748,232)

Total increase (decrease) in net assets	(38,416,339)	(44,141,486)

Net Assets:
Beginning of year	97,444,561	141,586,047
End of year	$59,028,222	$97,444,561

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund

Statements of Changes in Net Assets (Continued)

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Change in Shares Outstanding:
Investor Shares
Shares sold	116,273	339,749
Shares issued in reinvestment of dividends	102,199	165,375
Shares redeemed	(672,451)	(1,136,598)
Net increase (decrease)	(453,979)	(631,474)

Institutional Shares
Shares sold	23,780	470,356
Shares issued in reinvestment of dividends	54,816	92,771
Shares redeemed	(419,414)	(780,936)
Net increase (decrease)	(340,818)	(217,809)

Class A Shares
Shares sold	31	564
Shares issued in reinvestment of dividends	144	149
Shares redeemed	(496)	—
Net increase (decrease)	(321)	713

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund

Statements of Changes in Net Assets

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Operations:
Net investment income (loss)	$(75,406)	$(308,587)
Net realized gain (loss) on investments	(1,795,983)	5,970,497
Net change in unrealized appreciation (depreciation) on investments	(1,249,694)	(7,277,985)
Net increase (decrease) in net assets resulting from operations	(3,121,083)	(1,616,075)

Distributions To Shareholders:
Net distributions - Investor shares	(1,307,990)	(4,760,982)
Net distributions - Institutional shares	(648,471)	(2,236,119)
Net distributions - Class A shares	(3,914)	(11,468)
Total distributions to shareholders	(1,960,375)	(7,008,569)

Capital Share Transactions:
Proceeds from shares sold - Investor shares	164,639	469,109
Proceeds from shares sold - Institutional shares	25,300	719,955
Proceeds from shares sold - Class A shares	5,700	9,700
Shares issued in reinvestment of dividends - Investor shares	1,224,576	4,760,982
Shares issued in reinvestment of dividends - Institutional shares	648,471	2,236,119
Shares issued in reinvestment of dividends - Class A shares	3,914	11,468
Cost of shares redeemed - Investor shares	(1,575,720)	(5,393,982)
Cost of shares redeemed - Institutional shares	(1,418,102)	(6,161,956)
Cost of shares redeemed - Class A shares	(2,400)	(3,200)
Net increase (decrease) in net assets from capital share transactions	(923,622)	(3,351,805)

Total increase (decrease) in net assets	(6,005,080)	(11,976,449)

Net Assets:
Beginning of year	26,286,868	38,263,317
End of year	$20,281,788	$26,286,868

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund

Statements of Changes in Net Assets (Continued)

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Change in Shares Outstanding:
Investor Shares
Shares sold	7,847	13,467
Shares issued in reinvestment of dividends	67,656	165,715
Shares redeemed	(76,631)	(180,606)
Net increase (decrease)	(1,128)	(1,424)

Institutional Shares
Shares sold	1,260	23,804
Shares issued in reinvestment of dividends	35,709	77,724
Shares redeemed	(70,174)	(178,310)
Net increase (decrease)	(33,205)	(76,782)

Class A Shares
Shares sold	271	267
Shares issued in reinvestment of dividends	216	399
Shares redeemed	(111)	(111)
Net increase (decrease)	376	555

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund - Investor Shares

Financial Highlights

Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment
After expense reimbursement and waivers/recoupment
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund - Investor Shares

Financial Highlights (Continued)

For the Years Ended March 31,
2023	2022	2021	2020	2019

$35.05	$39.04	$28.33	$30.98	$28.77

0.28	0.03	0.05	0.17	0.16
(3.41)	(0.89)	10.82	(2.01)	2.51
(3.13)	(0.86)	10.87	(1.84)	2.67

(0.06)	(0.06)	(0.16)	(0.15)	—
(2.09)	(3.07)	—	(0.66)	(0.46)
(2.15)	(3.13)	(0.16)	(0.81)	(0.46)

(5.28)	(3.99)	10.71	(2.65)	2.21

$29.77	$35.05	$39.04	$28.33	$30.98
(8.50)%	(2.73)%	38.35%	(6.27)%	9.47%

$39,756	$62,718	$94,514	$96,148	$97,139

1.53%	1.25%	1.22%	1.19%	1.18%
1.19%	1.19%	1.19%	1.19%	1.19%

0.93%	0.08%	0.13%	0.58%	0.66%
36%	38%	63%	52%	58%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund - Institutional Shares

Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.

*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund - Institutional Shares

Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$35.12	$39.04	$35.38

0.34	0.12	0.04
(3.42)	(0.91)	3.85
(3.08)	(0.79)	3.89

(0.19)	(0.06)	(0.23)
(2.09)	(3.07)	—
(2.28)	(3.13)	(0.23)

(5.36)	(3.92)	3.66

$29.76	$35.12	$39.04
(8.34)%	(2.52)%	10.97	%(3)

$19,224	$34,659	$47,024

1.28%	1.00%	1.02	%(4)
0.99%	0.99%	0.99	%(4)

1.12%	0.30%	0.16	%(4)
36%	38%	63	%(3)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Class A Shares

Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(4)(5)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.

*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund - Class A Shares

Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$35.05	$39.04	$41.04

0.29	0.05	(0.00	)(2)
(3.42)	(0.91)	(2.00	)(3)
(3.13)	(0.86)	(2.00)

(0.12)	(0.06)	—
(2.09)	(3.07)	—
(2.21)	(3.13)	—

(5.34)	(3.99)	(2.00)

$29.71	$35.05	$39.04
(8.51)%	(2.70)%	(4.87	)%(6)

$48	$68	$48

1.54%	1.26%	1.33	%(7)
1.19%	1.19%	1.19	%(7)

0.97%	0.12%	(0.03	)%(7)
36%	38%	63	%(6)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund - Investor Shares

Financial Highlights

Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year

Operations:
Net investment loss(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund - Investor Shares

Financial Highlights (Continued)

For the Years Ended March 31,
2023	2022	2021	2020	2019

$25.76	$34.87	$23.90	$28.35	$28.78

(0.09)	(0.33)	(0.24)	(0.21)	(0.17)
(3.05)	(1.24)	14.57	(2.97)	3.23
(3.14)	(1.57)	14.33	(3.18)	3.06

—	—	(0.15)	—	—
(2.07)	(7.54)	(3.21)	(1.27)	(3.49)
(2.07)	(7.54)	(3.36)	(1.27)	(3.49)

(5.21)	(9.11)	10.97	(4.45)	(0.43)

$20.55	$25.76	$34.87	$23.90	$28.35
(11.15)%	(6.69)%	59.42%	(12.07)%	12.67%

$13,736	$17,252	$23,404	$31,056	$37,587

2.26%	1.74%	1.53%	1.43%	1.44%
1.19%	1.19%	1.19%	1.19%	1.19%

(0.43)%	(0.95)%	(0.75)%	(0.70)%	(0.63)%
43%	40%	66%	46%	64%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund - Institutional Shares

Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the period

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.

*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund - Institutional Shares

Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$25.81	$34.86	$32.57

(0.05)	(0.26)	(0.16)
(3.06)	(1.25)	5.88
(3.11)	(1.51)	5.72

—	—	(0.22)
(2.07)	(7.54)	(3.21)
(2.07)	(7.54)	(3.43)

(5.18)	(9.05)	2.29

$20.63	$25.81	$34.86
(11.00)%	(6.51)%	17.17	%(3)

$6,499	$8,986	$14,813

2.25%	1.57%	1.39	%(4)
0.99%	0.99%	0.99	%(4)

(0.24)%	(0.75)%	(0.70	)%(4)
43%	40%	66	%(3)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Class A Shares

Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(3)(4)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.

*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Class A Shares

Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$25.76	$34.87	$37.67

(0.08)	(0.33)	(0.05)
(3.07)	(1.24)	(2.75	)(2)
(3.15)	(1.57)	(2.80)

—	—	—
(2.07)	(7.54)	—
(2.07)	(7.54)	—

(5.22)	(9.11)	(2.80)

$20.54	$25.76	$34.87
(11.18)%	(6.68)%	(7.43	)%(5)

$46	$49	$46

2.52%	1.84%	1.77	%(6)
1.19%	1.19%	1.19	%(6)

(0.41)%	(0.95)%	(0.98	)%(6)
43%	40%	66	%(5)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

The following is a summary of the inputs used, as of March 31, 2023, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Common Stocks*	$41,091,356	$—	$—	$41,091,356
Corporate Bonds*	—	17,802,572	—	17,802,572
Short-Term Investment	1,308,543	—	—	1,308,543
Total	$42,399,899	$17,802,572	$—	$60,202,471

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Common Stocks*	$20,218,692	$—	$—	$20,218,692
Short-Term Investment	216,300	—	—	216,300
Total	$20,434,992	$—	$—	$20,434,992

*	For detailed industry descriptions, refer to the Schedule of Investments.

Rule 2a-5:

In December 2020, the Securities and Exchange Commission (the “SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value. The Funds were required to comply with the rules by September 8, 2022. The Board of Directors has designated the Advisor as the Valuation Designee for the Funds as defined under Rule 2a-5.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

Allocation of Income and Expenses:

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2023, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the fiscal year ended March 31, 2023, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Distributable	Paid In
	Earnings	Capital
Plumb Balanced Fund	$(9)	9
Plumb Equity Fund	$(131,865)	131,865

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

These permanent differences relate to the reclassification of net operating losses for the Plumb Equity Fund.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the fiscal year ended March 31, 2023, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $112,969 and $143, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $818 and $102, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, the Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for the Investor Shares and the Class A Shares, and 0.99% of the Fund’s average daily net assets for the Institutional Shares. This contractual limitation is in effect until July 31, 2024 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the fiscal year ended March 31, 2023, the Advisor waived $155,455, $67,491, and $203 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the fiscal year ended March 31, 2023, the Advisor waived $145,251, $87,678 and $539 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

As of March 31, 2023, the Advisor has waived and reimbursed fees. The following table shows the remaining amount subject to potential recoupment as of March 31, 2023 and expiring on:

Plumb Balanced Fund Investor Shares
March 31, 2024	$36,933
March 31, 2025	56,546
March 31, 2026	155,455

Plumb Equity Fund Investor Shares
March 31, 2024	$108,883
March 31, 2025	127,658
March 31, 2026	145,251

Plumb Balanced Fund Institutional Shares
March 31, 2024	$2,051
March 31, 2025	12,148
March 31, 2026	67,491

Plumb Equity Fund Institutional Shares
March 31, 2024	$31,336
March 31, 2025	66,528
March 31, 2026	87,678

Plumb Balanced Fund Class A Shares
March 31, 2024	$5
March 31, 2025	48
March 31, 2026	203

Plumb Equity Fund Class A Shares
March 31, 2024	$38
March 31, 2025	352
March 31, 2026	539

5.	INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2023, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$—	$—	$24,414,041	$50,874,382
Plumb Equity Fund	—	—	8,825,782	11,138,763

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor	Institutional	Class A	Investor	Institutional	Class A
	Shares	Shares	Shares	Shares	Shares	Shares
National Financial Services LLC	25.56%	62.33%	—	—	54.86%	—
Charles Schwab & Co, Inc.		34.83%	—	—	39.27%	—
Thomas G. Plumb	—	—	88.45%	—	—	82.66%

7.	FEDERAL TAX INFORMATION

As of March 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund Plumb Equity Fund
Unrealized appreciation	$16,454,061	$8,082,606
Unrealized depreciation	(3,021,102)	(331,163)
Net unrealized appreciation on investments	13,432,959	7,751,443
Undistributed ordinary income	681,904	—
Other accumulated gain/(loss)	(1,568,618)	(1,643,450)
Total accumulated earnings	$12,546,245	$6,107,993

The tax cost of investments as of March 31, 2023 was $46,769,512 and $12,683,549 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The cost basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

During the fiscal year ended March 31, 2023, the Funds did not utilize any capital loss carryforwards. As of March 31, 2023, Plumb Balanced Fund had $1,568,618 and the Plumb Equity Fund had $1,643,450 available in capital loss carryforwards, respectively.

As of March 31, 2023, the Funds did not defer, on a tax basis, any late year ordinary and post-October capital losses.

PLUMB FUNDS

Notes to Financial Statements

March 31, 2023 (Continued)

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2023 and 2022 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2023	March 31, 2022
Distributions paid from:
Ordinary Income	$202,966	$181,894
Short-Term Capital Gains	—	1,274,929
Long-Term Capital Gains	4,181,509	8,254,791
Total Distributions Paid	$4,384,475	$9,711,614

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2023	March 31, 2022
Distributions paid from:
Short-Term Capital Gains	$—	$970,757
Long-Term Capital Gains	1,960,375	6,037,812
Total Distributions Paid	$1,960,375	$7,008,569

9.	COVID-19

Unexpected events, such as the global outbreak of COVID-19, have caused adverse effects on many companies, sectors, regions, and the market in general, and may cause these effects for an unknown period of time and in ways that cannot be foreseen. The effects may impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve investment objectives.

10.	SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

PLUMB FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Wisconsin Capital Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising Plumb Balanced Fund and Plumb Equity Fund (the “Funds”) as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of March 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 26, 2023

PLUMB FUNDS

Additional Information (Unaudited)

1.	LIQUIDITY RISK PROGRAM

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed Wisconsin Capital Management, LLC’s Compliance Committee as the program administrator for the Program (the “Program Administrator”). At its meetings on May 13, 2022, August 12, 2022, November 15, 2022, and February 10, 2023, the Board of Directors of the Funds reviewed the Program Administrator’s written reports (collectively, the “Report”) relating to the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected the Funds or their ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

2.	ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Directior

Independent Directors:

Jay Loewi Birth date: 1957	Director	Since May 2007	Chief Executive Officer, QTI Group (staffing company), since November 2007; President, QTI Group of Companies, since 2002.	2	None

Harlan J. Moeckler Birth date: 1957	Director	Since June 2017	Chief Financial Officer and Treasurer of TradeLink Holdings LLC (alternative investment and proprietary trading firm) since 2006.	2	None

Patrick J. Quinn Birth date: 1949	Director	Since May 2007	Currently Retired; President and Chairman of the Board of Ayres Associates (professional civil engineering firm), from April 2000 until retirement in December 2010.	2	National Presto Industries Since May 2001

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Directior

Interested Directors and Officers:

Roy S. Schlachtenhaufen Birth date: 1949	Director	Since June 2017	Currently Retired; Senior Portfolio Manager at US Bancorp Investments, Inc. (wealth management firm) from 1991 until retirement in April 2017.	2	None

Thomas G. Plumb(2) Birth date: 1952	Director, Chairman, President and Chief Executive Officer Secretary	Since May 2007 Since August 1, 2017	President of Wisconsin Capital Management, LLC, since January 2004; President and Principal of SVA Plumb Wealth Management, LLC from March 2011 – March 2019; President of SVA Plumb Financial, LLC (financial and trust services firm) from March 2011 – March 2019; CEO of SVA Plumb Trust from Company March 2011 – March 2019.	2	None

Bonnie Romani Birth date: 1970	Chief Compliance Officer	Since August 1, 2018	CCO of Wisconsin Capital Management, LLC, since August 2020; Client Service Administrator of Wisconsin Capital Management, LLC, since August 2018; State Analyst, American Family Insurance, from February, 2006 through March, 2018.	N/A	N/A

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Directior

Interested Directors and Officers (Continued):

Allissa Schlimgen	Chief Financial Officer	Since September, 2022	Analyst II, American Family Insurance, from June 2021-Present. Supervisor, SVA Certified Public Accountants, September 2017-June 2021	N/A	N/A

The address of each Director and Officer as it relates to the Funds is 8020 Excelsior Drive, Suite 402, Madison, WI 53717.

(1)	Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.
(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi, Harlan Moeckler (Chair), Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds. Harlan J. Moeckler has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jay Loewi (Chair), Harlan Moeckler, Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

3.	QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of xx.xx% (which includes a x.xx% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	100%
Plumb Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2023, was as follows:

Plumb Balanced Fund	100%
Plumb Equity Fund	0.00%

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WISCONSIN CAPITAL FUNDS, INC.

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201

1-866-987-7888

INVESTMENT ADVISOR

 Wisconsin Capital Management, LLC

8020 Excelsior Drive, Suite 402

Madison, WI 53717

(608) 960-4616

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive

Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

U.S. Bank Global Fund Services

615 East Michigan Street

 Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

LEGAL COUNSEL

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

 (b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant’s Code of Ethics, as defined in Item 2(b) of Form N-CSR, and any amendments or waivers thereto are available on the registrant’s website at www.plumbfunds.com.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Harlan Moeckler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2023	FYE 3/31/2022
Audit Fees	$28,500	$27,500
Audit-Related Fees	$0	$0
Tax Fees	$5,000	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2023	FYE 3/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2023	FYE 3/31/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the

Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
                                         Thomas G. Plumb, President (Principal Executive Officer)

Date  June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Thomas G. Plumb
                                         Thomas G. Plumb, President (Principal Executive Officer)

Date  June 5, 2023

By (Signature and Title)  /s/ Alissa Schlimgen
                                        Alissa Schlimgen, Chief Financial Officer (Principal Financial Officer)

Date  June 5, 2023